Stock Based Compensation - Summary of grant date of stock option award (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free rate of interest		0.79%
Risk-free rate of interest, minimum	0.69%
Risk-free rate of interest, maximum	1.45%
Expected stock price volatility		80.00%
Dividend yield	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 6.44	$ 2.22
Expected term (years)	5 years 3 months	4 years 8 months 8 days
Expected stock price volatility	80.00%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 23.41	$ 3.07
Expected term (years)	6 years 6 months	5 years 11 months 1 day
Expected stock price volatility	85.90%